Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000250874 | 771049103 | ROBLOX Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000250874 | 252131107 | DexCom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000250874 | 040413205 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000250874 | 19247G107 | Coherent Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000250874 | 127387108 | Cadence Design Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000250874 | 92939U106 | WEC Energy Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000250874 | 59156R108 | MetLife, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000250874 | N14506104 | Elastic N.V.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000250874 | 874054109 | Take-Two Interactive Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000250874 | 00737L103 | Adtalem Global Education, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000250874 | Consumer Discretionary00737L103
Holdings [Line Items]
Percent of Total Investments	98.60%
C000250874 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.40%
C000250874 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000250874 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000250874 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000250874 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000250874 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000250874 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000250874 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000250874 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000250874 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000250874 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000250874 | Technology
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000250873 | 771049103 | ROBLOX Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000250873 | 252131107 | DexCom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000250873 | 040413205 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000250873 | 19247G107 | Coherent Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000250873 | 127387108 | Cadence Design Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000250873 | 92939U106 | WEC Energy Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000250873 | 59156R108 | MetLife, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000250873 | N14506104 | Elastic N.V.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000250873 | 874054109 | Take-Two Interactive Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000250873 | 00737L103 | Adtalem Global Education, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000250873 | Consumer Discretionary00737L103
Holdings [Line Items]
Percent of Total Investments	98.60%
C000250873 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.40%
C000250873 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000250873 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000250873 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000250873 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000250873 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000250873 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000250873 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000250873 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000250873 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000250873 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000250873 | Technology
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000250877 | 64828TAA0 | Rithm Capital Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000250877 | 901109AG3 | Tutor Perini Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000250877 | 92332YAD3 | Venture Global LNG, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000250877 | 89386MAA6 | Transocean Titan Financing Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000250877 | 682695AA9 | OneMain Finance Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000250877 | 893647BS5 | TransDigm, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000250877 | 91740PAG3 | USA Compression Partners, L.P. / USA Compression
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000250877 | 156504AL6 | Century Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000250877 | 90290MAD3 | US Foods, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000250877 | 28415LAA1 | Elastic N.V.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000250877 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	2.20%
C000250877 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000250877 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000250877 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000250877 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000250877 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000250877 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000250877 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000250877 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000250877 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000250877 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000250877 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000250877 | Consumer Discretionary005095AA2
Holdings [Line Items]
Percent of Total Investments	97.80%
C000250877 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000250878 | 64828TAA0 | Rithm Capital Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000250878 | 901109AG3 | Tutor Perini Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000250878 | 92332YAD3 | Venture Global LNG, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000250878 | 89386MAA6 | Transocean Titan Financing Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000250878 | 682695AA9 | OneMain Finance Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000250878 | 893647BS5 | TransDigm, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000250878 | 91740PAG3 | USA Compression Partners, L.P. / USA Compression
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000250878 | 156504AL6 | Century Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000250878 | 90290MAD3 | US Foods, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000250878 | 28415LAA1 | Elastic N.V.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000250878 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	2.20%
C000250878 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000250878 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000250878 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000250878 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000250878 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000250878 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000250878 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000250878 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000250878 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000250878 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000250878 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000250878 | Consumer Discretionary005095AA2
Holdings [Line Items]
Percent of Total Investments	97.80%
C000250878 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%